Exploration and Evaluation Assets	6 Months Ended
Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets

Note 16 Exploration and Evaluation Assets

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Exploration and evaluation assets – at cost	$2,212,013	$2,218,238	$2,347,046
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$2,218,238	$2,347,046	$2,055,318
Expenditure incurred during the period	40,560	75,927	88,754
Exchange differences	(46,785)	(204,735)	202,974
Balance at the end of the period	$2,212,013	$2,218,238	$2,347,046

The future development of the Mt Dromedary site will not occur within the next twelve months given the tonnages of natural graphite required by the NOVONIX Anode Materials business are unlikely to be sufficient to warrant the development of the mine in that timeframe. As well, a significant portion of graphite used by NOVONIX Anode Materials will be synthetic graphite, and the natural graphite required at this time can be more cost effectively sourced from other natural graphite producers. As a result, an impairment assessment has been performed at 31 December 2022, with the recoverable amount of the asset being determined with reference to publicly listed companies with natural graphite resources. It was noted that the recoverable amount is in excess of the carrying value of the asset, and no impairment has been recognised at 31 December 2022.

The Mt Dromedary asset however remains a strategic asset for the Group. All tenement rights remain current, exploration activity is continuing to the extent required under the tenement rights, and a resource, principally high-grade graphite, has been identified. It therefore remains appropriate for the asset to be recognized as an exploration and evaluation asset under IFRS 6 Exploration for and Evaluation of Mineral Resources. The recoverability of the carrying amount of the exploration and evaluation asset is dependent upon the successful development and commercial exploitation or, alternatively, sale of the respective areas of interest.